Other Non-current Assets	3 Months Ended
Mar. 31, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
7.	OTHER NON-CURRENT ASSETS

Other non-current assets, consisted of the following:

	December 31,	March 31,
	2024	2025
Other cloud infrastructure	$11,458	$11,525
	$11,458	$11,525

Other non-current assets primarily consisted of other cloud infrastructure under construction, which was not available for use as of March 31, 2025. Private clouds were completely transferred to computer software in December 2024.